SUPPLEMENT DATED APRIL 3, 2019
TO

PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT CHARTER AND KEYPORT LATITUDE

PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2019, the name of the Columbia Variable Portfolio – Mid Cap Value Fund will be changed to Columbia Variable Portfolio – Select Mid Cap Value Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.